Note 1 - Description of Business and Summary of Significant Accounting Policies - Useful Lives for Depreciation and Amortization by Major Asset Classes (Details)	12 Months Ended
Mar. 31, 2018
Data Communications, Office and Other Equipment [Member] | Minimum [Member]
Useful Lives (Year)	2 years
Data Communications, Office and Other Equipment [Member] | Maximum [Member]
Useful Lives (Year)	20 years
Building [Member]
Useful Lives (Year)	20 years
Leasehold Improvements [Member] | Minimum [Member]
Useful Lives (Year)	4 years
Leasehold Improvements [Member] | Maximum [Member]
Useful Lives (Year)	20 years
Software and Software Development Costs [Member]
Useful Lives (Year)	6 years
Software and Software Development Costs [Member] | Minimum [Member]
Useful Lives (Year)	5 years
Software and Software Development Costs [Member] | Maximum [Member]
Useful Lives (Year)	7 years
Assets Held under Capital Leases [Member] | Minimum [Member]
Useful Lives (Year)	4 years
Assets Held under Capital Leases [Member] | Maximum [Member]
Useful Lives (Year)	6 years